CONDENSED CONSOLIDATED INTERIM STATEMENTS OF EARNINGS (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 2,815	$ 2,670	$ 6,153	$ 5,788
Expenses
Energy supply costs	714	713	1,754	1,722
Operating expenses	789	739	1,619	1,505
Depreciation and amortization	512	480	1,027	947
Total expenses	2,015	1,932	4,400	4,174
Operating income	800	738	1,753	1,614
Other income, net (Note 10)	105	65	196	138
Finance charges	369	347	739	683
Earnings before income tax expense	536	456	1,210	1,069
Income tax expense	92	69	208	170
Net earnings	444	387	1,002	899
Net earnings attributable to:
Non-controlling interests	40	38	78	73
Preference equity shareholders	20	18	41	36
Net earnings attributable to common equity shareholders	384	331	883	790
Net earnings	$ 444	$ 387	$ 1,002	$ 899
Earnings per common share (Note 17)
Basic (CAD per share)	$ 0.76	$ 0.67	$ 1.76	$ 1.60
Diluted (CAD per share)	$ 0.76	$ 0.67	$ 1.76	$ 1.60